THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 83.6%

	Face Amount	Value

Communication Services — 5.4%
AT&T
Callable 11/15/2027 @ $100
4.100%, 02/15/2028	$147,000	$143,984
Comcast
Callable 11/15/2030 @ $100
1.500%, 02/15/2031	150,000	120,554
Directv Financing
Callable 08/15/2023 @ $104
5.875%, 08/15/2027(A)	170,000	145,022
GoTo
Callable 09/01/2023 @ $103
5.500%, 09/01/2027(A)	100,000	69,627
ION Trading Technologies S.A.R.L.
Callable 05/15/2024 @ $103
5.750%, 05/15/2028(A)	201,000	160,758
Paramount Global
Callable 11/15/2027 @ $100
3.375%, 02/15/2028	60,000	55,062
T-Mobile USA
Callable 01/15/2030 @ $100
3.875%, 04/15/2030	200,000	186,651
Verizon Communications
Callable 12/22/2029 @ $100
3.150%, 03/22/2030	140,000	127,287

		1,008,945

Consumer Discretionary — 8.1%
Allied Universal Holdco
Callable 06/01/2024 @ $102
4.625%, 06/01/2028(A)	150,000	123,705
Amazon.com
Callable 05/22/2027 @ $100
3.150%, 08/22/2027	150,000	145,841
Carriage Services
Callable 05/15/2024 @ $102
4.250%, 05/15/2029(A)	150,000	121,988
Ford Motor
7.450%, 07/16/2031	190,000	192,793
Garda World Security
Callable 02/15/2023 @ $102
4.625%, 02/15/2027(A)	150,000	129,000

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
General Motors Financial
Callable 05/19/2023 @ $100
4.150%, 06/19/2023	$200,000	$200,123
Callable 03/21/2030 @ $100
3.600%, 06/21/2030	130,000	112,322
Home Depot
Callable 06/06/2048 @ $100
4.500%, 12/06/2048	80,000	77,952
IHO Verwaltungs GmbH
Callable 07/18/2022 @ $102
4.750%cash/0% PIK, 09/15/2026(A)	149,000	128,078
Levi Strauss
Callable 03/01/2026 @ $102
3.500%, 03/01/2031(A)	100,000	81,750
Lowe’s
Callable 06/15/2025 @ $100
3.375%, 09/15/2025	160,000	157,226
TJX
Callable 01/15/2030 @ $100
3.875%, 04/15/2030	45,000	43,789

		1,514,567

Consumer Staples — 9.6%
Altria Group
Callable 11/04/2031 @ $100
2.450%, 02/04/2032	150,000	112,969
Anheuser-Busch
Callable 11/01/2025 @ $100
3.650%, 02/01/2026	265,000	260,691
Church & Dwight
Callable 12/15/2051 @ $100
5.000%, 06/15/2052	55,000	56,227
HLF Financing S.A.R.L.
Callable 06/01/2024 @ $102
4.875%, 06/01/2029(A)	150,000	103,500
Hormel Foods
Callable 04/03/2028 @ $100
1.700%, 06/03/2028	90,000	79,498
Kraft Heinz Foods
Callable 01/15/2035 @ $100
5.000%, 07/15/2035	75,000	72,603
Callable 03/01/2026 @ $100
3.000%, 06/01/2026	160,000	150,736
Kroger
7.700%, 06/01/2029	190,000	223,206

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Performance Food Group
Callable 10/15/2022 @ $103
5.500%, 10/15/2027(A)	$150,000	$138,862
Pilgrim’s Pride
Callable 04/15/2026 @ $102
4.250%, 04/15/2031(A)	150,000	125,172
Procter & Gamble
3.000%, 03/25/2030	120,000	113,218
Spectrum Brands
Callable 10/01/2024 @ $103
5.000%, 10/01/2029(A)	150,000	129,711
Callable 03/15/2026 @ $102
3.875%, 03/15/2031(A)	150,000	120,868
TKC Holdings
Callable 05/15/2024 @ $103
6.875%, 05/15/2028(A)	145,000	124,197

		1,811,458

Energy — 6.7%
Archrock Partners
Callable 08/05/2022 @ $105
6.875%, 04/01/2027(A)	150,000	136,781
BP Capital Markets America
Callable 07/21/2025 @ $100
3.796%, 09/21/2025	80,000	80,266
ConocoPhillips
Callable 09/15/2061 @ $100
4.025%, 03/15/2062(A)	90,000	76,217
Enbridge
Callable 08/15/2029 @ $100
3.125%, 11/15/2029	95,000	85,876
Energy Transfer
Callable 10/15/2025 @ $100
4.750%, 01/15/2026	60,000	59,775
Callable 12/15/2024 @ $100
4.050%, 03/15/2025	100,000	98,493
Callable 02/15/2030 @ $100
3.750%, 05/15/2030	50,000	45,061
Energy Transfer Operating
Callable 11/01/2023 @ $ 100
7.600%, 02/01/2024	70,000	72,907
Enterprise Products Operating
Callable 08/15/2047 @ $100
4.250%, 02/15/2048	70,000	58,883

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Kinder Morgan
Callable 03/01/2025 @ $100
4.300%, 06/01/2025	$200,000	$198,971
Marathon Oil
6.600%, 10/01/2037	45,000	47,598
Saudi Arabian Oil MTN
2.875%, 04/16/2024(A)	200,000	196,116
Transcanada Trust
Callable 09/15/2029 @ $100
5.500%, U.S. SOFR + 4.416%, 09/15/2079(B)	135,000	120,208

		1,277,152

Financials — 20.9%
Allstate
Callable 08/15/2023 @ $100
5.750%, ICE LIBOR USD 3 Month + 2.938%, 08/15/2053(B)	180,000	157,725
Aon
Callable 02/02/2029 @ $100
3.750%, 05/02/2029	100,000	94,450
Aon Global
Callable 09/15/2025 @ $100
3.875%, 12/15/2025	150,000	148,346
Bank of America
8.050%, 06/15/2027	115,000	128,187
4.450%, 03/03/2026	145,000	144,299
Bank of New York Mellon
Callable 09/20/2026 @ $100
4.625%, ICE LIBOR USD 3 Month + 3.131%(B) (C)	215,000	187,050
Berkshire Hathaway Finance
Callable 07/15/2048 @ $100
4.250%, 01/15/2049	95,000	87,497
BlackRock
3.200%, 03/15/2027	170,000	165,531
Charles Schwab
Callable 06/01/2026 @ $100
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(B) (C)	200,000	169,532
Citigroup
3.700%, 01/12/2026	200,000	195,979
Goldman Sachs Capital I
6.345%, 02/15/2034	110,000	116,617

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Invesco Finance
3.750%, 01/15/2026	$53,000	$52,351
Jefferies Group
4.150%, 01/23/2030	160,000	143,735
JPMorgan Chase
Callable 08/01/2024 @ $100
5.000%, U.S. SOFR + 3.380%(B) (C)	240,000	211,800
Lloyds Banking Group
3.750%, 01/11/2027	200,000	193,080
MetLife
Callable 08/13/2025 @ $100
3.600%, 11/13/2025	150,000	149,038
MetLife Capital Trust IV
Callable 12/15/2032 @ $100
7.875%, 12/15/2037(A)	110,000	118,566
Morgan Stanley
3.625%, 01/20/2027	260,000	251,825
Northern Trust
Callable 10/01/2026 @ $100
4.600%, ICE LIBOR USD 3 Month + 3.202%(B) (C)	185,000	163,583
Callable 02/01/2030 @ $100
1.950%, 05/01/2030	120,000	101,907
PNC Financial Services Group
Callable 11/01/2026 @ $100
5.000%, ICE LIBOR USD 3 Month + 3.300%(B) (C)	135,000	120,081
Callable 04/19/2027 @ $100
3.150%, 05/19/2027	120,000	114,361
Prudential Financial MTN
Callable 09/13/2050 @ $100
3.700%, 03/13/2051	90,000	75,139
Toyota Motor Credit
4.450%, 06/29/2029	20,000	20,243
Truist Financial
Callable 09/01/2024 @ $100
4.800%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.003%(B) (C)	140,000	125,286
US Bancorp
Callable 04/15/2027 @ $100
5.300%, ICE LIBOR USD 3 Month + 2.914%(B) (C)	135,000	114,716
Callable 03/27/2026 @ $100
3.100%, 04/27/2026	100,000	96,386

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Wells Fargo
Callable 10/24/2028 @ $100
4.150%, 01/24/2029	$135,000	$130,500
Callable 03/15/2026 @ $100
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(B) (C)	200,000	172,250

		3,950,060

Health Care — 6.6%
AbbVie
Callable 11/14/2044 @ $100
4.700%, 05/14/2045	25,000	23,533
Callable 09/15/2034 @ $100
4.550%, 03/15/2035	55,000	53,498
AMN Healthcare
Callable 10/01/2022 @ $102
4.625%, 10/01/2027(A)	150,000	137,516
Ascension Health
3.945%, 11/15/2046	40,000	37,107
AstraZeneca
Callable 03/12/2027 @ $100
3.125%, 06/12/2027	190,000	182,706
CVS Health
Callable 01/20/2045 @ $100
5.125%, 07/20/2045	110,000	105,955
Memorial Sloan-Kettering Cancer Center
Callable 07/01/2049 @ $100
2.955%, 01/01/2050	90,000	68,698
Merck
Callable 11/10/2024 @ $100
2.750%, 02/10/2025	230,000	227,251
Organon
Callable 04/30/2026 @ $103
5.125%, 04/30/2031(A)	150,000	129,425
Pfizer
4.125%, 12/15/2046	60,000	57,600
Prestige Brands
Callable 04/01/2026 @ $102
3.750%, 04/01/2031(A)	150,000	124,380
Zimmer Biomet Holdings
Callable 08/24/2031 @ $100
2.600%, 11/24/2031	120,000	98,221

		1,245,890

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Industrials — 12.0%
3M
Callable 03/15/2025 @ $100
2.650%, 04/15/2025	$125,000	$122,580
AerCap Ireland Capital DAC
Callable 08/29/2028 @ $100
3.000%, 10/29/2028	150,000	126,348
Arcosa
Callable 04/15/2024 @ $102
4.375%, 04/15/2029(A)	150,000	127,283
BNSF Funding Trust I
Callable 01/15/2026 @ $100
6.613%, ICE LIBOR USD 3 Month + 2.350%, 12/15/2055(B)	130,000	126,996
Boeing
Callable 12/01/2028 @ $100
3.200%, 03/01/2029	280,000	242,279
Canadian Pacific Railway
Callable 09/02/2031 @ $100
2.450%, 12/02/2031	110,000	94,114
Cargo Aircraft Management
Callable 02/01/2023 @ $102
4.750%, 02/01/2028(A)	150,000	136,791
Caterpillar
Callable 01/09/2030 @ $100
2.600%, 04/09/2030	175,000	158,385
CSX
Callable 11/15/2029 @ $100
2.400%, 02/15/2030	140,000	122,635
Fortress Transportation and Infrastructure Investors
Callable 05/01/2024 @ $103
5.500%, 05/01/2028(A)	150,000	123,812
General Dynamics
Callable 03/15/2025 @ $100
3.500%, 05/15/2025	120,000	119,442
General Electric MTN
6.750%, 03/15/2032	105,000	117,466
New Enterprise Stone & Lime
Callable 07/15/2024 @ $103
5.250%, 07/15/2028(A)	150,000	123,305
Raytheon Technologies
Callable 08/16/2028 @ $100
4.125%, 11/16/2028	170,000	167,768

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 07/16/2023 @ $100
3.650%, 08/16/2023	$7,000	$6,993
Republic Services
Callable 11/15/2030 @ $100
1.450%, 02/15/2031	200,000	157,006
Waste Management
Callable 04/01/2029 @ $100
2.000%, 06/01/2029	200,000	173,695

		2,246,898

Information Technology — 3.8%
Advanced Micro Devices
Callable 03/01/2032 @ $100
3.924%, 06/01/2032	30,000	29,525
Apple
3.200%, 05/13/2025	180,000	180,000
Magnum Holdings
Callable 10/31/2023 @ $103
5.375%, 10/31/2026(A)	180,000	155,984
NCR
Callable 09/01/2024 @ $103
6.125%, 09/01/2029(A)	150,000	129,729
Salesforce
Callable 04/15/2031 @ $100
1.950%, 07/15/2031	137,000	116,369
Xerox Holdings
Callable 07/15/2028 @ $100
5.500%, 08/15/2028(A)	140,000	117,049

		728,656

Materials — 6.3%
Allegheny Technologies
Callable 10/01/2026 @ $103
5.125%, 10/01/2031	140,000	107,246
Carpenter Technology
Callable 07/15/2023 @ $103
6.375%, 07/15/2028	150,000	133,891
DuPont de Nemours
Callable 05/15/2048 @ $100
5.419%, 11/15/2048	100,000	99,300
Ingevity
Callable 11/01/2023 @ $102
3.875%, 11/01/2028(A)	200,000	167,500
Mercer International
Callable 02/01/2024 @ $103
5.125%, 02/01/2029	160,000	136,581

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Rain CII Carbon
Callable 08/05/2022 @ $102
7.250%, 04/01/2025(A)	$110,000	$101,394
Scotts Miracle-Gro
Callable 08/01/2026 @ $102
4.375%, 02/01/2032	200,000	152,046
TriMas
Callable 04/15/2024 @ $102
4.125%, 04/15/2029(A)	150,000	128,051
Vulcan Materials
Callable 03/01/2030 @ $100
3.500%, 06/01/2030	185,000	167,728

		1,193,737

Real Estate — 1.7%
Crown Castle International
Callable 04/01/2030 @ $100
3.300%, 07/01/2030	200,000	176,383
Weyerhaeuser
Callable 08/15/2029 @ $100
4.000%, 11/15/2029	145,000	137,086

		313,469

Utilities — 2.5%
Florida Power & Light
Callable 06/01/2025 @ $100
3.125%, 12/01/2025	160,000	158,558
National Rural Utilities Cooperative Finance
Callable 11/07/2027 @ $100
3.400%, 02/07/2028	160,000	152,982
Southern California Edison
Callable 05/01/2029 @ $100
2.850%, 08/01/2029	180,000	159,497

		471,037

TOTAL CORPORATE OBLIGATIONS (Cost $18,213,859)		15,761,869

U.S. TREASURY OBLIGATIONS — 7.0%

U.S. Treasury Bonds
4.375%, 11/15/2039	140,000	161,733
2.375%, 11/15/2049	125,000	105,576
2.000%, 08/15/2051	100,000	77,285
1.375%, 08/15/2050	100,000	65,824
1.125%, 08/15/2040	40,000	27,634

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2022 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
U.S. Treasury Notes
1.750%, 11/15/2029	$105,000	$96,350
0.875%, 11/15/2030	100,000	84,434
0.875%, 06/30/2026	100,000	91,801
0.750%, 04/30/2026	285,000	261,265
0.625%, 05/15/2030	110,000	91,721
0.625%, 11/30/2027	200,000	175,625
0.375%, 09/30/2027	100,000	86,984

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,559,097)		1,326,232

MORTGAGE-BACKED SECURITIES — 3.9%

FNMA or FHLMC
3.000%, 07/01/2042	75,000	69,838
2.000%, 07/15/2052	715,000	620,374
FNMA
2.500%, 07/25/2043	50,000	44,957

TOTAL MORTGAGE-BACKED SECURITIES

(Cost $741,923)		735,169

LOAN OBLIGATIONS — 2.6%

Communication Services — 0.9%
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
4.560%, LIBOR + 3.500%, 12/17/2026	185,749	170,735

Financials — 0.7%
Advisor Group Holdings, Inc., Term B-1 Loan, 1st Lien
5.560%, LIBOR + 4.500%, 07/31/2026	146,625	139,189

Materials — 1.0%
Mauser Packaging Solutions Holding Company, Initial Term Loan
4.312%, LIBOR + 3.250%, 04/03/2024	196,899	184,798

TOTAL LOAN OBLIGATIONS (Cost $524,882)		494,722

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2022 (Unaudited)

ASSET-BACKED SECURITY — 1.1%

	Face Amount	Value
Citibank Credit Card Issuance Trust, Ser 2018- A6, Cl A6
3.210%, 12/07/2024	$200,000	$200,423

TOTAL ASSET-BACKED SECURITY (Cost $206,252)		200,423

MUNICIPAL BONDS — 0.8%

Bay Area Toll Authority,
6.263%, 04/01/2049	30,000	38,283

New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 08/01/2028 @ $100
3.900%, 08/01/2031	105,000	102,493

TOTAL MUNICIPAL BONDS (Cost $152,430)		140,776

TOTAL INVESTMENTS — 99.0% (Cost $21,398,443)		$18,659,191

A list of the open forward contracts held by the Fund at June 30, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	09/21/22	USD	120,000	TWD	3,479,534	$(2,193)
HSBC	09/21/22	USD	130,349	BRL	663,377	(6,490)
HSBC	09/21/22	BRL	146,715	USD	28,000	607
HSBC	09/21/22	USD	164,000	ILS	557,324	(3,508)
HSBC	09/21/22	USD	92,000	CNH	618,828	407
HSBC	09/21/22	USD	101,000	CNH	676,051	(47)
HSBC	09/21/22	USD	200,000	PHP	10,697,786	(6,669)
HSBC	09/21/22	USD	37,000	HUF	14,350,328	429
HSBC	09/21/22	USD	167,869	HUF	63,656,915	(1,837)
HSBC	09/21/22	USD	60,000	THB	2,124,900	332
HSBC	09/21/22	USD	190,736	THB	6,635,646	(2,331)
HSBC	09/21/22	USD	214,000	KRW	275,925,748	490
HSBC	09/21/22	USD	40,000	KRW	51,223,776	(181)
HSBC	09/21/22	USD	256,062	TRY	5,023,784	25,026
HSBC	09/21/22	USD	194,000	RON	932,645	1,171

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	09/21/22	USD	65,000	RON	307,255	$(702)
HSBC	09/21/22	USD	270,000	ZAR	4,341,421	(5,351)
HSBC	09/21/22	USD	37,000	CZK	890,631	318
HSBC	09/21/22	USD	237,230	CZK	5,606,037	(2,337)
HSBC	09/21/22	USD	34,854	GBP	29,000	503
HSBC	09/21/22	USD	239,683	GBP	195,245	(1,639)
HSBC	09/21/22	USD	10,000	JPY	1,352,872	28
HSBC	09/21/22	USD	287,000	JPY	38,182,266	(3,966)
HSBC	09/21/22	USD	309,656	PLN	1,347,484	(12,346)
HSBC	09/21/22	GBP	194,422	USD	241,478	4,436
HSBC	09/21/22	GBP	173,000	USD	210,449	(474)
HSBC	09/21/22	PLN	266,533	USD	60,000	1,192
HSBC	09/21/22	PLN	127,230	USD	28,000	(72)
HSBC	09/21/22	USD	74,000	SGD	103,032	200
HSBC	09/21/22	USD	371,243	SGD	514,273	(883)
HSBC	09/21/22	USD	482,115	COP	1,915,631,495	(26,905)
HSBC	09/21/22	USD	500,616	IDR	7,258,886,945	(16,630)
HSBC	09/21/22	USD	346,000	NOK	3,435,209	3,394
HSBC	09/21/22	USD	186,243	NOK	1,788,093	(4,377)
HSBC	09/21/22	USD	544,000	CLP	477,164,069	(32,743)
HSBC	09/21/22	USD	93,416	NZD	150,000	180
HSBC	09/21/22	USD	457,058	NZD	713,313	(11,973)
HSBC	09/21/22	USD	590,000	INR	46,431,153	(6,384)
HSBC	09/21/22	USD	110,000	SEK	1,128,397	685
HSBC	09/21/22	USD	554,204	SEK	5,481,263	(16,547)
HSBC	09/21/22	EUR	374,147	USD	397,884	3,516
HSBC	09/21/22	EUR	292,000	USD	306,396	(1,386)
HSBC	09/21/22	USD	405,000	MXN	8,393,819	6,181
HSBC	09/21/22	USD	291,243	MXN	5,841,719	(5,080)
HSBC	09/21/22	USD	23,059	EUR	22,000	130
HSBC	09/21/22	USD	681,235	EUR	637,751	(9,015)
HSBC	09/21/22	USD	667,000	CHF	645,529	13,153
HSBC	09/21/22	USD	130,000	CHF	122,945	(461)
HSBC	09/21/22	SGD	481,432	USD	350,480	3,770
HSBC	09/21/22	SGD	382,051	USD	275,000	(139)
HSBC	09/21/22	ILS	891,835	USD	264,000	7,179
HSBC	09/21/22	NZD	863,000	USD	545,232	6,746
HSBC	09/21/22	NZD	66,000	USD	41,182	—

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	09/21/22	RON	354,650	USD	75,000	$784
HSBC	09/21/22	RON	786,545	USD	164,000	(598)
HSBC	09/21/22	CHF	1,212,910	USD	1,252,699	(25,267)
HSBC	09/21/22	USD	193,030	AUD	280,000	371
HSBC	09/21/22	USD	1,375,422	AUD	1,945,042	(31,949)
HSBC	09/21/22	USD	370,000	CAD	479,349	2,449
HSBC	09/21/22	USD	1,276,000	CAD	1,612,013	(23,483)
HSBC	09/21/22	AUD	1,935,477	USD	1,377,827	40,960
HSBC	09/21/22	AUD	299,000	USD	206,329	(195)
HSBC	09/21/22	CAD	1,156,542	USD	913,416	14,795
HSBC	09/21/22	CAD	1,420,572	USD	1,095,000	(8,769)
HSBC	09/21/22	NOK	749,402	USD	77,978	1,757
HSBC	09/21/22	NOK	1,981,214	USD	199,000	(2,509)
HSBC	09/21/22	SEK	2,928,023	USD	292,243	5,033
HSBC	09/21/22	ZAR	3,399,549	USD	212,099	4,865
HSBC	09/21/22	TRY	4,056,816	USD	201,000	(25,985)
HSBC	09/21/22	CNH	3,135,106	USD	468,512	357
HSBC	09/21/22	CNH	1,300,149	USD	193,000	(1,147)
HSBC	09/21/22	CZK	5,318,112	USD	226,000	3,171
HSBC	09/21/22	CZK	673,395	USD	28,000	(216)
HSBC	09/21/22	MXN	3,203,755	USD	159,970	3,030
HSBC	09/21/22	MXN	9,234,037	USD	442,000	(10,340)
HSBC	09/21/22	TWD	12,042,097	USD	410,669	2,959
HSBC	09/21/22	TWD	4,431,059	USD	150,000	(23)
HSBC	09/21/22	THB	13,582,280	USD	392,000	6,361
HSBC	09/21/22	THB	4,061,679	USD	115,000	(323)
HSBC	09/21/22	PHP	28,516,402	USD	525,665	10,314
HSBC	09/21/22	HUF	24,520,814	USD	65,000	1,044
HSBC	09/21/22	HUF	21,666,023	USD	56,000	(510)
HSBC	09/21/22	INR	69,578,106	USD	885,321	10,760
HSBC	09/21/22	JPY	71,728,315	USD	540,754	9,054
HSBC	09/21/22	JPY	2,026,981	USD	15,000	(25)
HSBC	09/21/22	CLP	283,243,268	USD	321,525	18,044
HSBC	09/21/22	KRW	287,728,053	USD	229,203	5,538
HSBC	09/21/22	KRW	312,932,359	USD	242,000	(1,257)
HSBC	09/21/22	COP	2,444,765,394	USD	610,000	29,053
HSBC	09/21/22	IDR	9,148,052,507	USD	620,000	10,054

						$(54,436)

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2022 (Unaudited)

Percentages are based on Net Assets of $18,855,900.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of June 30, 2022 was $3,932,137 and represents 20.9% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Shekels

JPY — Japanese Yen

KRW — Korean Won

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP— Philippine Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

RB — Revenue Bond

RON — Romanian Leu

SGD — Singapore Dollar

SEK — Swedish Krona

Ser — Series

SOFR — Secured Overnight Financing Rate

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2022 (Unaudited)

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

As of June 30, 2022, all of the Fund’s investments in securities and other financial instruments were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 64.0%

	Face Amount	Value

Communication Services — 4.0%
Beasley Mezzanine Holdings
Callable 02/01/2023 @ $104
8.625%, 02/01/2026(A)	$1,237,000	$927,750
Salem Media Group
Callable 08/05/2022 @ $100
6.750%, 06/01/2024(A)	127,000	123,190
Spanish Broadcasting System
Callable 09/01/2023 @ $105
9.750%, 03/01/2026(A)	1,190,000	944,562

		1,995,502

Consumer Discretionary — 8.9%
Arrow Bidco
Callable 08/05/2022 @ $102
9.500%, 03/15/2024(A)	367,000	360,577
Brightline Trains Florida
8.000%, 01/01/2028 (B)	980,000	911,371
Premier Entertainment Sub
Callable 09/01/2026 @ $103
5.875%, 09/01/2031(A)	775,000	537,860
Rent-A-Center
Callable 02/15/2024 @ $103
6.375%, 02/15/2029(A)	1,066,000	831,480
Scientific Games Holdings
Callable 03/01/2025 @ $103
6.625%, 03/01/2030(A)	500,000	425,000
Staples
Callable 08/05/2022 @ $105
10.750%, 04/15/2027(A)	190,000	125,400
SWF Escrow Issuer
Callable 10/01/2024 @ $103
6.500%, 10/01/2029(A)	520,000	349,700
TKC Holdings
Callable 05/15/2024 @ $105
10.500%, 05/15/2029(A)	1,163,000	951,532

		4,492,920

Consumer Staples — 1.6%
HLF Financing Sarl
Callable 06/01/2024 @ $102
4.875%, 06/01/2029(A)	1,170,000	807,300

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Energy — 12.9%
Bristow Group
Callable 03/01/2024 @ $103
6.875%, 03/01/2028(A)	$336,000	$294,354
CSI Compressco
Callable 08/05/2022 @ $104
7.500%, 04/01/2025(A)	450,000	415,990
Greenfire Resources
Callable 08/15/2023 @ $106
12.000%, 08/15/2025(A)	948,000	1,004,880
ITT Holdings
Callable 08/01/2024 @ $103
6.500%, 08/01/2029(A)	686,000	548,800
Natural Resource Partners
Callable 08/05/2022 @ $105
9.125%, 06/30/2025(A)	593,000	603,266
Solaris Midstream Holdings
Callable 04/01/2023 @ $104
7.625%, 04/01/2026(A)	923,000	872,853
Summit Midstream Holdings
Callable 10/15/2023 @ $104
8.500%, 10/15/2026(A)	524,000	470,458
Callable 08/05/2022 @ $101
5.750%, 04/15/2025	755,000	590,788
TransMontaigne Partners
Callable 07/21/2022 @ $103
6.125%, 02/15/2026	629,000	555,879
Transocean Poseidon
Callable 08/05/2022 @ $105
6.875%, 02/01/2027(A)	606,563	533,775
Welltec International APS
Callable 10/15/2023 @ $104
8.250%, 10/15/2026(A)	622,000	595,627

		6,486,670

Financials — 3.2%
Burford Capital Global Finance
Callable 04/15/2025 @ $103
6.875%, 04/15/2030(A)	934,000	820,819
Midcap Financial Issuer Trust
Callable 05/01/2024 @ $103
6.500%, 05/01/2028(A)	924,000	794,640

		1,615,459

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Industrials — 19.2%
Altera Infrastructure
Callable 07/21/2022 @ $100
8.500%, 07/15/2023(A)	$679,000	$365,302
Arcosa
Callable 04/15/2024 @ $102
4.375%, 04/15/2029(A)	110,000	93,341
Cimpress
Callable 08/05/2022 @ $104
7.000%, 06/15/2026(A)	500,000	398,350
CoreCivic
Callable 07/15/2027 @ $100
4.750%, 10/15/2027	410,000	336,200
F-Brasile
Callable 08/15/2022 @ $104
7.375%, 08/15/2026(A)	1,302,000	1,037,017
Granite U.S. Holdings
Callable 10/01/2022 @ $106
11.000%, 10/01/2027(A)	580,000	545,200
Innovate
Callable 02/01/2023 @ $104
8.500%, 02/01/2026(A)	510,000	434,520
JPW Industries Holding
Callable 08/05/2022 @ $105
9.000%, 10/01/2024(A)	1,054,000	982,855
Navios South American Logistics
Callable 08/05/2022 @ $108
10.750%, 07/01/2025(A)	714,000	676,961
New Enterprise Stone & Lime
Callable 07/15/2023 @ $105
9.750%, 07/15/2028(A)	500,000	427,500
Park River Holdings
Callable 08/01/2024 @ $103
6.750%, 08/01/2029(A)	730,000	473,425
Park-Ohio Industries
Callable 08/05/2022 @ $103
6.625%, 04/15/2027	1,207,000	953,530
PM General Purchaser
Callable 10/01/2023 @ $105
9.500%, 10/01/2028(A)	1,231,000	994,623
Railworks Holdings
Callable 11/15/2024 @ $104
8.250%, 11/15/2028(A)	727,000	656,118

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Triumph Group
Callable 08/05/2022 @ $104
7.750%, 08/15/2025	$770,000	$592,900
VistaJet Malta Finance
Callable 02/01/2025 @ $103
6.375%, 02/01/2030(A)	825,000	660,000

		9,627,842

Information Technology — 2.2%
Conduent Business Services
Callable 11/01/2024 @ $103
6.000%, 11/01/2029(A)	421,000	355,346
Exela Intermediate
Callable 12/01/2022 @ $100
11.500%, 07/15/2026(A)	157,000	51,810
Virtusa
Callable 12/15/2023 @ $104
7.125%, 12/15/2028(A)	905,000	727,213

		1,134,369

Materials — 12.0%
ASP Unifrax Holdings
Callable 09/30/2024 @ $104
7.500%, 09/30/2029(A)	1,191,000	827,201
Cerdia Finanz GmbH
Callable 02/15/2024 @ $105
10.500%, 02/15/2027(A)	1,090,000	893,803
Consolidated Energy Finance
Callable 10/15/2024 @ $103
5.625%, 10/15/2028(A)	518,000	416,709
GPD
Callable 08/05/2022 @ $105
10.125%, 04/01/2026(A)	712,000	678,451
JW Aluminum Continuous Cast
Callable 07/21/2022 @ $105
10.250%, 06/01/2026(A)	580,000	594,500
Schweitzer-Mauduit International
Callable 08/05/2022 @ $105
6.875%, 10/01/2026(A)	1,115,000	992,350
SunCoke Energy
Callable 06/30/2024 @ $102
4.875%, 06/30/2029(A)	362,000	289,272
Venator Finance Sarl
Callable 08/05/2022 @ $101
5.750%, 07/15/2025(A)	740,000	592,605

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Warrior Met Coal
Callable 12/01/2024 @ $104
7.875%, 12/01/2028(A)	$762,000	$725,714

		6,010,605

TOTAL CORPORATE OBLIGATIONS
(Cost $37,662,521)		32,170,667

LOAN OBLIGATIONS — 28.0%

Communication Services — 2.6%
Direct TV Financing, LLC, Term Loan, 1st Lien
6.060%, LIBOR + 5.000%, 08/02/2027	334,250	306,815
Research Now Group, Inc., Initial Term Loan, 1st Lien
6.500%, LIBOR + 5.500%, 12/20/2024	1,092,589	1,003,816

		1,310,631

Consumer Discretionary — 1.4%
Wahoo Fitness, LLC, Term Loan, 1st Lien
6.750%, LIBOR + 5.750%, 08/11/2028	864,563	691,650

Energy — 1.6%
WaterBridge Midstream Operating, LLC, Initial Term Loan, 1st Lien
7.392%, LIBOR + 5.750%, 06/18/2026	830,638	783,707

Financials — 2.9%
RLG Holdings, Term Loan, 2nd Lien
8.560%, LIBOR + 7.500%, 07/02/2029	996,000	954,497
Runner Buyer Inc., Initial Term Loan, 1st Lien
7.075%, LIBOR + 5.500%, 10/08/2028	670,000	509,200

		1,463,697

Health Care — 2.6%
Carestream Dental Technology, Tranche B
9.006%, LIBOR + 8.000% 09/01/2025	1,360,000	1,319,200

Industrials — 9.7%
ARC Falcon I, Term Loan, 2nd Lien
8.060%, LIBOR + 7.000%, 09/22/2029	740,000	697,450
ASP LS Acquisition, Initial Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 05/07/2028	497,500	441,531
DXP Enterprises, Inc., Initial Term Loan, 1st Lien
5.810%, LIBOR + 4.750%, 12/16/2027	533,250	513,029

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2022 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value

Industrials — continued
FCG Acquisitions, Inc., Initial Term Loan, 2nd Lien
7.810%, LIBOR + 6.750%, 03/30/2029	$380,000	$362,900
Forming Machining Industries Holdings, LLC, Initial Term Loan, 1st Lien
5.256%, LIBOR + 4.250%, 10/09/2025	245,558	185,581
Forming Machining Industries Holdings, LLC, Initial Term Loan, 2nd Lien
9.256%, LIBOR + 8.250%, 10/09/2026	500,000	317,915
LaserShip, Inc., Initial Loan, 2nd Lien
8.250%, LIBOR + 7.500%, 04/30/2029	230,000	223,100
NA Rail Hold Co. LLC, Tranche B-2 Term Loan, 1st Lien
5.006%, LIBOR + 4.000%, 10/19/2026	362,558	345,564
One Stop Mailing, LLC, Term Loan, 1st Lien
7.310%, LIBOR + 6.250%, 04/29/2027	1,009,436	989,247
Veregy Consolidated, Inc., Initial Term Loan, 1st Lien
7.239%, LIBOR + 6.000%, 11/02/2027	839,375	789,013

		4,865,330

Information Technology — 5.2%
ConvergeOne Holdings, Corp., Initial Term Loan, 2nd Lien
9.560%, LIBOR + 8.500%, 01/14/2027	140,000	122,500
Dodge Data & Analytics, Term Loan 2nd Lien
9.051%, SOFR + 8.250%, 02/10/2030	1,000,000	840,000
Emerald EMS, Term Loan, 1st Lien
7.250%, LIBOR + 6.250%, 12/29/2027	650,000	623,799
Exela Intermediate LLC, 2018 Term Loan, 1st Lien
8.812%, LIBOR + 6.500%, 07/12/2023	370,922	249,445
McAfee, Term Loan, 1st Lien
6.230%, LIBOR + 5.000%, 07/27/2028	860,675	771,225

		2,606,969

Materials — 2.0%
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
6.560%, LIBOR + 5.500%, 10/10/2025	577,721	552,087

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2022 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value

Materials — continued
Hyperion Materials and Technologies, Term Loan, 1st Lien
6.075%, LIBOR + 4.500%, 08/28/2026	$488,775	$460,060

		1,012,147

TOTAL LOAN OBLIGATIONS (Cost $15,182,363)		14,053,331

WARRANT — 0.9%

	Number of Warrants
Greenfire Resources *#(B)	1,120	436,800

TOTAL WARRANT (Cost $39,200)		436,800

COMMON STOCK — 0.3%

	Shares
Consumer Discretionary — 0.0%
24 Hour Fitness Worldwide, Inc. *(B)(C)	90,461	11,308
Party City Holdings *	11,517	15,202
PSS Industrial Offering, Class A #(B)(C)	1,353	87,968
PSS Industrial Offering, Class B #(B)(C)	351	22,847

TOTAL COMMON STOCK (Cost $1,206,173)		137,325

PREFERRED STOCK — 0.0%
24 Hour Fitness Worldwide, Inc. # *(B)(C)	22,590	16,943

TOTAL PREFERRED STOCK (Cost $30,496)		16,943

TOTAL INVESTMENTS — 93.2% (Cost $54,120,753)		$46,815,066

Percentages are based on Net Assets of $50,255,570.

*	Non-income producing security.
#	There is currently no interest rate available.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of June 30, 2022 was $28,229,999 and represents 56.2% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2022 (Unaudited)

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities considered restricted. The total market value of such securities as of June 30, 2022 was $139,066 and represents 0.3% of the Net Assets.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2022 (Unaudited)

The following table summarizes the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$31,259,296	$911,371	$32,170,667
Loan Obligations	—	14,053,331	—	14,053,331
Warrant	—	—	436,800	436,800
Common Stock	15,202	—	122,123	137,325
Preferred Stock	—	—	16,943	16,943

Total Investments in Securities	$15,202	$45,312,627	$1,487,237	$46,815,066

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Obligations	Warrant	Common Stock	Preferred Stock	Totals
Beginning balance as of October 1, 2021	$985,880	$ —	$ 135,691	$56,475	$1,178,046
Accrued discounts/ premiums	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	(74,509)	—	(124,383)	(39,532)	(238,424)
Purchases	—	436,800	110,815	—	547,615
Sales	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Ending balance as of June 30, 2022	$911,371	$436,800	122,123	16,943	$1,487,237

Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(74,509)	$—	$(124,383)	$(39,532)	$(238,424)

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2022 (Unaudited)

As of June 30, 2022, the High Yield Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board.

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost	Market Value
High Yield Bond Fund
PREFERRED STOCK
24 Hour Fitness Worldwide, Inc.	22,590	12/07/20	12/07/20	$30,497	$16,943
COMMON STOCK
24 Hour Fitness Worldwide, Inc.	90,461	12/29/20	12/29/20	601,017	11,308
PSS Industrial Offering, Class A	1,353	5/23/22	5/23/22	77,450	87,968
PSS Industrial Offering, Class B	351	12/23/19	12/23/19	527,705	22,847

					$139,066

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY SUSTAINABILITY FUND JUNE 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.6%
	Shares	Value
Communication Services — 1.5%
Nexstar Media Group, Cl A	1,065	$173,467

Consumer Discretionary — 9.6%
Deckers Outdoor *	545	139,166
Gentherm *	1,775	110,778
Marriott Vacations Worldwide	980	113,876
Ollie’s Bargain Outlet Holdings *	3,280	192,700
Petco Health & Wellness, Cl A *	8,630	127,206
Signet Jewelers	2,000	106,920
TravelCenters of America *	4,035	139,086
Wyndham Hotels & Resorts	2,378	156,282

		1,086,014

Consumer Staples — 2.6%
BJ’s Wholesale Club Holdings *	2,920	181,975
Sprouts Farmers Market *	4,475	113,307

		295,282

Energy — 5.0%
ChampionX	4,320	85,752
Green Plains *	5,295	143,865
Kosmos Energy *	17,550	108,635
Patterson-UTI Energy	7,590	119,618
TechnipFMC *	16,485	110,944

		568,814

Financials — 16.9%
Atlantic Union Bankshares	4,170	141,447
Cadence Bank	5,830	136,888
Hancock Whitney	3,645	161,583
Hanover Insurance Group	1,400	204,750
Heartland Financial USA	3,500	145,390
PacWest Bancorp	4,810	128,235
QCR Holdings	2,185	117,968
Radian Group	7,540	148,161
Reinsurance Group of America	2,060	241,617
SouthState	2,085	160,858
United Community Banks	5,800	175,102
Washington Federal	4,865	146,047

		1,908,046

Health Care — 12.0%
Addus HomeCare *	2,030	169,058
Amedisys *	1,040	109,325
Amphastar Pharmaceuticals *	5,425	188,736

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY SUSTAINABILITY FUND JUNE 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Health Care — continued
Collegium Pharmaceutical *	6,160	$109,155
Lantheus Holdings *	2,725	179,932
NextGen Healthcare *	7,530	131,323
Owens & Minor	5,070	159,452
Pacira BioSciences *	2,110	123,013
Supernus Pharmaceuticals *	6,260	181,039

		1,351,033

Industrials — 16.1%
Copa Holdings, Cl A *	1,950	123,572
Dycom Industries *	1,745	162,355
Energy Recovery *	9,325	181,091
EnPro Industries	1,620	132,727
Fluor *	6,325	153,950
Gibraltar Industries *	2,840	110,050
Huron Consulting Group *	2,560	166,374
Kirby *	1,965	119,551
Maxar Technologies	4,400	114,796
Regal Rexnord	975	110,682
Spirit AeroSystems Holdings, Cl A	1,960	57,428
SPX *	2,460	129,986
TrueBlue *	4,895	87,621
Zurn Elkay Water Solutions	5,985	163,031

		1,813,214

Information Technology — 12.7%
A10 Networks	11,250	161,775
Belden	2,925	155,815
Calix *	3,730	127,342
Ciena *	2,480	113,336
Instructure Holdings *	7,785	176,719
National Instruments	3,530	110,242
Perficient *	1,835	168,251
Rambus *	7,375	158,489
SunPower, Cl A *	6,180	97,706
Verint Systems *	3,755	159,024

		1,428,699

Materials — 3.0%
AptarGroup	1,295	133,657
ATI *	4,710	106,964
Avient	2,595	104,008

		344,629

Real Estate — 11.7%
Alexander & Baldwin ‡	7,695	138,125

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY SUSTAINABILITY FUND JUNE 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Real Estate — continued
DiamondRock Hospitality ‡ *	19,540	$160,424
Four Corners Property Trust ‡	4,260	113,273
Kite Realty Group Trust ‡	9,980	172,554
National Health Investors ‡	3,365	203,953
Physicians Realty Trust ‡	12,845	224,145
Sabra Health Care ‡	13,835	193,275
Safehold ‡	3,175	112,300

		1,318,049

Utilities — 4.5%
Alliant Energy	3,110	182,277
NiSource	6,050	178,415
ONE Gas	1,770	143,706

		504,398

TOTAL COMMON STOCK (Cost $11,260,056)		10,791,645

EXCHANGE TRADED FUND — 1.4%

SPDR S&P Biotech ETF	2,185	162,280

TOTAL EXCHANGE TRADED FUND (Cost $195,711)		162,280

TOTAL INVESTMENTS — 97.0% (Cost $11,455,767)		$10,953,925

Percentages are based on Net Assets of $11,289,606.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of June 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0700